Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Goodwill
10.
Intangible Assets and Goodwill
a)
Intangible assets

Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Total
Balance at December 31, 2025	6,227	2,158	31,393	39,778
Additions	70	—	3,374	3,444
Impairment of assets	—	—	—	—
Amortization for the period	(331)	(474)	(1,896)	(2,701)
Translation differences	43	31	—	74
Balance at June 30, 2026	6,009	1,715	32,871	40,595
Cost
At December 31, 2025	16,532	20,574	125,768	162,874
At June 30, 2026	16,645	20,605	129,142	166,392
Accumulated amortization
At December 31, 2025	(7,544)	(4,157)	(60,950)	(72,651)
At June 30, 2026	(7,875)	(4,631)	(62,846)	(75,352)
Impairment of assets
At December 31, 2025	(2,761)	(14,259)	(33,425)	(50,445)
At June 30, 2026	(2,761)	(14,259)	(33,425)	(50,445)

During the six months ended June 30, 2026, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling to Euros 3,374 thousand as compared to Euros 8,435 thousand as of December 31, 2025, for which the associated development expenditures met the requirements for capitalization.

Trademarks, industrial property and customer relationships includes trademarks for an amount of Euros 91 thousand as compared to Euros 381 thousand as of December 31, 2025 and customer relationships totaling Euros 1,624 thousand as compared to 1,777 thousand as of December 31, 2025.

The total additions to internally developed intangibles (Development costs and Software) amounted to Euros 3,069 thousand for the six months ended June 30, 2026 as compared to Euros 7,402 thousand as of December 31, 2025; these additions correspond to the capitalization carried out by the Group in relation to product development process, specifically for the DC products under the names of Quasar, Supernova and AC products under the names of Pulsar, and Wallbox App software.

The average remaining amortization term for these assets is between 3 and 5 years.

Additions of computer software totaled Euros 70 thousand for the six months ended June 30, 2026, as compared to Euros 334 thousand for the year ended December 31, 2025 due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers.

The Group recognized impairment losses on non-current assets amounting to Euros 26,755 thousand during the year ended December 31, 2025. These losses corresponded to Euros 2,761 thousand in software, Euros 14,259 thousand in trademarks, industrial property and customer relationships and Euros 6,670 thousand in development costs. No additional impairment has been recognized during the six months ended June 30, 2026.

The Group has items in use that were fully depreciated as of June 30, 2026 for an amount of Euros 28,838 thousand, as compared to Euros 7,058 thousand as of December 31, 2025.

As of June 30, 2026, additions of intangible assets for which payment was still pending totaled Euros 706 thousand, as compared to Euros 555 thousand at December 31, 2025. The Group has no restrictions on the realizability of its intangible assets and no pledge existed on these assets as of June 30, 2026 and December 31, 2025, respectively, except for the security package mentioned in Note 8, as a consequence of the process of the restructuring debt.

As of June 30, 2026, there were commitments for the acquisition of intangible assets for Euros 193 thousand, as compared to Euros 551 thousand at December 31, 2025.

b)
Goodwill

The Goodwill breakdown by CGU as of June 30, 2026, and December 31, 2025, is as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
Ares	4,424	4,424
Coil	3,006	2,915
Electromaps / Software	3,457	3,457
Total	10,887	10,796

During the six months ended June 30, 2026, no impairment indicators existed that could lead to the existence of additional impairment those already recorded as of December, 31, 2025 in relation to the goodwill or intangible assets of the Group.

The goodwill will be tested for impairment annually before year end, once budgets are approved.

The change in the carrying amount of goodwill corresponds to the exchange differences from Coil business combination.